Segment Information (tables)	12 Months Ended
Mar. 31, 2013
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Fruit and
	Vegetable	Snack	Other	Total
	(In thousands)
2013:
Net sales	$1,243,107	$11,357	$21,833	$1,276,297
Operating income	70,313	174	447	70,934
Interest expense	7,319	35	132	7,486
Income tax expense	21,831	53	151	22,035
Identifiable assets	796,336	4,038	2,775	803,149
Capital expenditures	16,125	0	246	16,371
Depreciation and amortization	22,146	404	701	23,251

2012:
Net sales	$1,226,408	$11,730	$19,667	$1,257,805
Operating income (loss)	25,955	(714)	382	25,623
Interest expense	7,929	47	126	8,102
Income tax expense (benefit)	6,398	(247)	114	6,265
Identifiable assets	730,147	4,739	3,150	738,036
Capital expenditures	25,636	22	1,767	27,425
Depreciation and amortization	21,780	475	436	22,691

2011:
Net sales	$1,161,404	$10,604	$17,577	$1,189,585
Operating income (loss)	32,641	(731)	384	32,294
Interest expense	8,643	59	125	8,827
Income tax expense (benefit)	5,895	(181)	82	5,796
Identifiable assets	736,982	5,891	1,835	744,708
Capital expenditures	18,733	740	0	19,473
Depreciation and amortization	21,632	509	440	22,581

Schedule Of Classes Of Similar Products And Services [table text Block]
Classes of similar products/services:	2013	2012	2011
	(In thousands)
Net Sales:
GMOL *	$165,684	$166,231	$191,526
Canned vegetables	746,892	743,123	688,303
Frozen *	84,935	96,870	86,904
Fruit	245,596	220,184	194,671
Snack	11,357	11,730	10,604
Other	21,833	19,667	17,577
Total	$1,276,297	$1,257,805	$1,189,585

* GMOL includes frozen vegetables exclusively for GMOL.